Dividends	12 Months Ended
Dec. 31, 2017
Dividends
Dividends

11. Dividends

In June 2014, the Shanghai E-Cheng’s subsidiaries (Yidezeng, Yidezhen, and Yidezhao) declared a cash dividend on the accumulated undistributed earnings to the original shareholders of these entities. Scepter recorded a dividend payable of RMB31,500,000 for the net amount to be distributed to the shareholders, RMB24,000,002 of which was paid in 2014 and the residual was paid in January 2016.

In September 2016, Juzhou declared a cash dividend on the accumulated undistributed earnings of RMB67,736,687 to all the shareholders of Juzhou and the Group recorded a dividend payable of RMB10,160,503 to be distributed to the non-controlling interest shareholder of Juzhou. Full amount of the dividend was paid in January 2017.

On February 28, 2017, Jupai Holdings declared a cash dividend on the accumulated undistributed earnings of USD16,172,640 to all the shareholders of Jupai Holdings, and the dividend was paid in March.

In April 2017, Jupeng declared a cash dividend on the accumulated undistributed earnings of RMB5,992,000 to the minority shareholder, and the dividend was paid in May 2017.